Annual Fund Operating Expenses (Invesco International Small Company Fund, Institutional Class, Invesco International Small Company Fund)	12 Months Ended
May 02, 2011
Invesco International Small Company Fund | Institutional Class, Invesco International Small Company Fund
Annual Fund Operating Expenses
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.11%